Stockholders' Equity (Deficit) (Details) (USD $)	9 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2012 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock item	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2006 Series A Preferred Stock	May 31, 2012 Series A Preferred Stock	May 01, 2012 Common Stock	Sep. 30, 2012 Common Stock item
Stockholders' equity
Issuance of common stock, net of offering costs (in shares)	10,000,000							49,000,000		10,000,000
Shares issued in connection with the purchase of certain assets from Shire Laboratories, Inc.								4,000,000
Stock Price (in dollars per share)	$ 5.00							$ 1.00		$ 5.00
Aggregate gross cash proceeds								$ 45,000,000
Expenses incurred in connection with offering	4,700,000							286,000		4,700,000
Number of outstanding shares of Series A preferred Stock that are automatically converted to shares of common stock	0	49,000,000	49,000,000						49,000,000
Number of shares of common stock into which Series A preferred stock automatically got converted										12,249,998
Rate at which dividends accrued (in dollars per share)						$ 0.07
Accumulated dividends					0	20,500,000	17,100,000
Number of directors the holders of series A preferred stock are entitled to elect						4
Minimum voting percentage of outstanding shares of series A preferred stock required for material changes						66.70%
Number of directors that shall not be changed without affirmative vote of two-thirds of outstanding shares of series A preferred stock						9
Maximum liability for indebtedness that can be incurred without affirmative vote of two-thirds of outstanding shares of series A preferred stock						500,000
Initial conversion ratio						1
Conversion ratio after giving effect to the reverse stock split				4
Number of votes to which holders of common shares are entitled for each share held											1
Shares of common stock sold upon exercise of full amount of over-allotment option by the underwriters	449,250									449,250
Proceeds from issuance of common stock	52,300,000									52,300,000
Net cash proceeds from sale of common stock	$ 47,600,000									$ 47,600,000